Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Registrant Name	dei_EntityRegistrantName	Goldman Sachs ETF Trust II
CIK	dei_EntityCentralIndexKey	0001882879
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 03, 2025
Effective Date	dei_DocumentEffectiveDate	Jan. 03, 2025
Prospectus Date	rr_ProspectusDate	Dec. 29, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A